Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Inventory Assets	₩ 1,054,671	₩ 988,351
Investment properties	2,299,616	₩ 2,198,135	₩ 1,933,358
Collateral [Member]
Disclosure of detailed information about borrowings [line items]
Inventory Assets	449,448
Investment properties	₩ 494,487